December 20, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Pre-Effective Amendment No. 2 to Registration Statement on Form N-14 (File No. 333-259932)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, Pre-Effective Amendment No. 2 (“the Filing”) to the Trust’s Registration Statement on Form N-14 (the “N-14 Registration Statement”). The N-14 Registration Statement relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the FS Multi-Strategy Alternatives Fund, a series of FS Series Trust, into the FS Multi-Strategy Alternatives Fund, a newly created series of the Trust; and (ii) the reorganization of the FS Chiron Real Asset Fund (together with FS Series Trust’s FS Multi-Strategy Alternatives Fund, the “Target Funds,” and each, a “Target Fund”), a series of FS Series Trust, into the FS Chiron Real Asset Fund (together with the Trust’s FS Multi-Strategy Alternatives Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), a newly created series of the Trust. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

The purpose of the Filing is to incorporate U.S. Securities and Exchange Commission staff comments made to the N-14 Registration Statement and to make certain non-material changes.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001